Vanguard® Strategic Equity Fund
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Communication Services (3.7%)
*	Roku Inc.	603,778	65,504
*	Take-Two Interactive Software Inc.	186,698	47,800
	Match Group Inc.	1,454,021	46,950
	New York Times Co. Class A	572,069	39,713
*	Reddit Inc. Class A	156,536	35,983
*	Yelp Inc.	975,125	29,634
*	Lumen Technologies Inc.	3,547,402	27,563
	News Corp. Class A	468,546	12,238
	Telephone & Data Systems Inc.	280,953	11,519
*	EchoStar Corp. Class A	87,780	9,542
*	Bumble Inc. Class A	2,254,885	8,050
*	Roblox Corp. Class A	80,594	6,531
	Fox Corp. Class B	53,838	3,496
*	ZipRecruiter Inc. Class A	771,148	3,007
*	DoubleVerify Holdings Inc.	237,260	2,714
*	Magnite Inc.	149,013	2,419
*	fuboTV Inc. Class A	888,786	2,240
*	Optimum Communications Inc. Class A	1,128,577	1,862
*	PubMatic Inc. Class A	172,885	1,534
			358,299
Consumer Discretionary (11.1%)
	eBay Inc.	843,326	73,454
	Expedia Group Inc.	254,024	71,968
*	MGM Resorts International	1,214,784	44,328
	Travel & Leisure Co.	620,169	43,741
	Tapestry Inc.	324,742	41,492
	Hasbro Inc.	494,226	40,527
*	NVR Inc.	5,386	39,279
	Garmin Ltd.	192,118	38,971
	BorgWarner Inc. (XNYS)	804,115	36,233
*	Carnival Corp.	1,010,440	30,859
*	National Vision Holdings Inc.	1,195,025	30,856
*	Carvana Co.	68,889	29,073
*	Adtalem Global Education Inc.	275,616	28,518
	ADT Inc.	3,212,921	25,928
*	Five Below Inc.	129,467	24,386
	Boyd Gaming Corp.	284,105	24,217
*	Etsy Inc.	426,161	23,626
	Leggett & Platt Inc.	2,102,635	23,129
*	Frontdoor Inc.	378,313	21,825
*	Wayfair Inc. Class A	211,517	21,238
	Ralph Lauren Corp.	57,132	20,202
	Bath & Body Works Inc.	902,505	18,122
	American Eagle Outfitters Inc.	686,238	18,096
*	M/I Homes Inc.	129,552	16,576
	Buckle Inc.	306,101	16,352
*	Adient plc	837,144	16,048
*	Mattel Inc.	665,651	13,207
	Red Rock Resorts Inc. Class A	212,702	13,177
	Dana Inc.	550,606	13,082
*	Grand Canyon Education Inc.	77,772	12,934
*	Sonos Inc.	665,310	11,683
	Williams-Sonoma Inc.	63,133	11,275
*	YETI Holdings Inc.	248,263	10,966
*	Warby Parker Inc. Class A	459,016	10,002
*	Cavco Industries Inc.	16,883	9,974
	Signet Jewelers Ltd.	113,180	9,380
	Upbound Group Inc.	489,555	8,597
	Group 1 Automotive Inc.	20,906	8,222

		Shares	Market Value ($000)
*	BJ's Restaurants Inc.	207,790	8,187
	Best Buy Co. Inc.	119,153	7,975
*	Ulta Beauty Inc.	12,968	7,846
	Garrett Motion Inc.	410,871	7,162
*	Stride Inc.	103,227	6,703
	Kohl's Corp.	328,032	6,695
	Phinia Inc.	104,208	6,533
*	Urban Outfitters Inc.	86,462	6,507
*	Sally Beauty Holdings Inc.	423,062	6,033
	Visteon Corp.	60,014	5,707
	Lear Corp.	44,579	5,109
	G-III Apparel Group Ltd.	167,163	4,841
*	GigaCloud Technology Inc. Class A	119,914	4,710
*	ThredUP Inc. Class A	662,136	4,231
	Gap Inc.	153,006	3,917
	Carter's Inc.	119,946	3,890
*	Coursera Inc.	524,147	3,858
*,1	Groupon Inc.	210,400	3,705
	PVH Corp.	54,661	3,663
*	Bed Bath & Beyond Inc.	655,567	3,579
*	CarMax Inc.	89,528	3,459
	Levi Strauss & Co. Class A	159,807	3,314
	Macy's Inc.	140,232	3,092
	Gentex Corp.	124,421	2,895
*	American Axle & Manufacturing Holdings Inc.	402,711	2,581
*	Peloton Interactive Inc. Class A	411,760	2,536
*	Topgolf Callaway Brands Corp.	192,239	2,243
	Strategic Education Inc.	26,628	2,136
*	Aptiv plc	27,548	2,096
*	Tri Pointe Homes Inc.	59,548	1,874
*,1	QVC Group Inc.	137,634	1,440
			1,090,060
Consumer Staples (3.5%)
*	Post Holdings Inc.	507,251	50,243
	Conagra Brands Inc.	1,825,047	31,592
	Coca-Cola Consolidated Inc.	191,543	29,364
	Dollar General Corp.	217,055	28,818
*	Maplebear Inc.	495,375	22,282
*	Sprouts Farmers Market Inc.	275,111	21,918
*	US Foods Holding Corp.	284,268	21,411
	Pilgrim's Pride Corp.	537,077	20,941
*	Boston Beer Co. Inc. Class A	94,800	18,498
	Church & Dwight Co. Inc.	216,070	18,117
	Ingles Markets Inc. Class A	253,845	17,401
	PriceSmart Inc.	123,131	15,104
	Clorox Co.	120,896	12,190
	Hormel Foods Corp.	436,707	10,350
*	United Natural Foods Inc.	187,635	6,318
	McCormick & Co. Inc.	77,231	5,260
	Energizer Holdings Inc.	228,790	4,551
	Marzetti Co.	26,730	4,395
*	Herbalife Ltd.	294,595	3,797
	Seaboard Corp.	461	2,049
	Tyson Foods Inc. Class A	31,571	1,851
*	USANA Health Sciences Inc.	72,128	1,416
			347,866
Energy (3.6%)
	Range Resources Corp.	1,491,231	52,581
	Ovintiv Inc. (XNYS)	849,883	33,307
*,1	Plains GP Holdings LP Class A	1,523,875	29,167
	Permian Resources Corp.	1,779,847	24,971
*	Par Pacific Holdings Inc.	620,446	21,803
	DT Midstream Inc.	179,294	21,458
	HF Sinclair Corp.	460,898	21,238
	Antero Midstream Corp.	1,115,823	19,851
	Peabody Energy Corp.	634,979	18,859
	TechnipFMC plc	364,615	16,247
	EQT Corp.	267,469	14,336
	Coterra Energy Inc.	507,554	13,359

		Shares	Market Value ($000)
	APA Corp.	523,736	12,811
*	Oceaneering International Inc.	466,984	11,222
*	Gulfport Energy Corp.	45,200	9,401
*	Antero Resources Corp.	156,426	5,390
*	CNX Resources Corp.	143,618	5,281
	World Kinect Corp.	219,975	5,154
	Targa Resources Corp.	19,921	3,675
	International Seaways Inc.	66,479	3,228
	Matador Resources Co.	73,724	3,129
	Weatherford International plc	30,672	2,400
*	Green Plains Inc.	188,099	1,843
			350,711
Financials (16.3%)
	State Street Corp.	709,455	91,527
	Popular Inc.	513,817	63,980
	Globe Life Inc.	428,519	59,933
	MGIC Investment Corp.	2,012,811	58,814
	Citizens Financial Group Inc.	982,084	57,363
	Axis Capital Holdings Ltd.	503,022	53,869
	CNO Financial Group Inc.	1,259,956	53,510
	Federated Hermes Inc.	1,000,823	52,113
	Essent Group Ltd.	791,982	51,487
	Zions Bancorp NA	807,777	47,287
	First BanCorp (XNYS)	2,094,044	43,410
	Old Republic International Corp.	801,247	36,569
	FNB Corp.	2,129,101	36,408
*	SoFi Technologies Inc.	1,372,755	35,939
	Affiliated Managers Group Inc.	122,103	35,200
	Hancock Whitney Corp.	552,663	35,194
	Huntington Bancshares Inc.	2,011,837	34,905
	Hartford Insurance Group Inc.	251,235	34,620
	Webster Financial Corp.	517,878	32,595
*	Robinhood Markets Inc. Class A	288,039	32,577
*	Enova International Inc.	198,666	31,230
*	NMI Holdings Inc.	722,348	29,465
	SEI Investments Co.	356,470	29,238
	Virtu Financial Inc. Class A	860,595	28,675
	Associated Banc-Corp.	1,054,986	27,176
	Piper Sandler Cos.	79,119	26,877
	RenaissanceRe Holdings Ltd.	92,702	26,064
	Invesco Ltd.	957,174	25,145
	Radian Group Inc.	685,356	24,666
	Primerica Inc.	94,382	24,385
*	Affirm Holdings Inc.	306,424	22,807
	Hanover Insurance Group Inc.	120,456	22,016
*	Toast Inc. Class A	543,947	19,316
	M&T Bank Corp.	95,819	19,306
	Assurant Inc.	79,677	19,190
	BankUnited Inc.	408,362	18,201
	Morningstar Inc.	76,825	16,695
	OneMain Holdings Inc.	236,960	16,007
	First Hawaiian Inc.	564,976	14,294
	Reinsurance Group of America Inc.	61,177	12,447
*	Palomar Holdings Inc.	92,288	12,437
	International Bancshares Corp.	187,000	12,424
	Lazard Inc.	254,555	12,361
	BGC Group Inc. Class A	1,340,281	11,969
*	LendingClub Corp.	627,703	11,889
	OFG Bancorp	288,008	11,803
	KeyCorp	543,562	11,219
	Acadian Asset Management Inc.	173,942	8,175
	Everest Group Ltd.	22,241	7,547
	Tradeweb Markets Inc. Class A	68,072	7,320
	Prosperity Bancshares Inc.	94,789	6,551
	Bread Financial Holdings Inc.	82,479	6,106
	Jackson Financial Inc. Class A	49,382	5,267
	UMB Financial Corp.	43,640	5,020
	HCI Group Inc.	25,221	4,835
*	Euronet Worldwide Inc.	55,057	4,190

		Shares	Market Value ($000)
	Commerce Bancshares Inc.	78,324	4,099
	Banc of California Inc.	205,798	3,970
	Home BancShares Inc.	142,408	3,956
	Evercore Inc. Class A	10,420	3,545
*	SiriusPoint Ltd.	159,898	3,500
	Southstate Bank Corp.	34,086	3,208
*	Bowhead Specialty Holdings Inc.	104,603	2,985
	Mercury General Corp.	29,974	2,819
	Fulton Financial Corp.	134,104	2,592
	Simmons First National Corp. Class A	132,581	2,499
	Northern Trust Corp.	17,976	2,455
	Kemper Corp.	59,386	2,407
	PROG Holdings Inc.	78,861	2,326
	S&T Bancorp Inc.	56,868	2,238
	Moelis & Co. Class A	31,477	2,164
	Independent Bank Corp. (XNGS)	28,647	2,093
	United Community Banks Inc.	65,524	2,046
*	Marqeta Inc. Class A	410,234	1,949
	FirstCash Holdings Inc.	11,966	1,907
	Bank of Hawaii Corp.	27,398	1,873
*	Payoneer Global Inc.	328,746	1,848
*	Skyward Specialty Insurance Group Inc.	36,129	1,847
	Interactive Brokers Group Inc. Class A	27,661	1,779
	Artisan Partners Asset Management Inc. Class A	40,263	1,640
			1,601,358
Health Care (11.6%)
	Universal Health Services Inc. Class B	293,949	64,087
*	Tenet Healthcare Corp.	252,222	50,122
*	Incyte Corp.	499,636	49,349
*	Ionis Pharmaceuticals Inc.	485,860	38,436
	West Pharmaceutical Services Inc.	138,343	38,064
*	Alnylam Pharmaceuticals Inc.	92,819	36,909
*	Align Technology Inc.	234,951	36,688
	Encompass Health Corp.	323,564	34,343
*	Medpace Holdings Inc.	60,065	33,736
*	Charles River Laboratories International Inc.	163,813	32,677
*	Moderna Inc.	1,087,452	32,069
*	Arrowhead Pharmaceuticals Inc.	435,707	28,927
*	Penumbra Inc.	82,314	25,592
*	IQVIA Holdings Inc.	110,822	24,980
*	Jazz Pharmaceuticals plc	133,819	22,749
*	10X Genomics Inc. Class A	1,341,047	21,872
*	Omnicell Inc.	477,146	21,615
*	LivaNova plc	336,011	20,675
*	BioCryst Pharmaceuticals Inc.	2,570,954	20,053
*	Cooper Cos. Inc.	243,399	19,949
*	Arvinas Inc.	1,619,570	19,208
*	Ultragenyx Pharmaceutical Inc.	782,649	18,001
*	Doximity Inc. Class A	398,572	17,649
*	ACADIA Pharmaceuticals Inc.	654,120	17,472
*	Pediatrix Medical Group Inc.	797,651	17,062
	DENTSPLY SIRONA Inc.	1,488,186	17,010
	Cardinal Health Inc.	80,373	16,517
*	Progyny Inc.	634,957	16,306
	Chemed Corp.	37,495	16,043
*	United Therapeutics Corp.	30,921	15,066
	Organon & Co.	2,096,098	15,029
*	Teladoc Health Inc.	2,144,017	15,008
*	Veeva Systems Inc. Class A	67,203	15,002
*	Travere Therapeutics Inc.	374,846	14,323
*,1	Intellia Therapeutics Inc.	1,574,262	14,153
*	Ardelyx Inc.	2,016,043	11,754
*	iRhythm Technologies Inc.	65,543	11,630
*	Option Care Health Inc.	353,962	11,277
*	Sarepta Therapeutics Inc.	480,587	10,342
*	Natera Inc.	40,765	9,339
*	Ironwood Pharmaceuticals Inc.	2,446,228	8,244
*	Indivior plc	224,797	8,066
*	Alignment Healthcare Inc.	384,038	7,585

		Shares	Market Value ($000)
*	Syndax Pharmaceuticals Inc.	359,171	7,546
*	AnaptysBio Inc.	152,611	7,399
*	Biohaven Ltd.	621,513	7,017
*	Neurocrine Biosciences Inc.	42,462	6,022
	Teleflex Inc.	47,960	5,853
*	Emergent BioSolutions Inc.	465,318	5,751
*	Altimmune Inc.	1,572,026	5,675
	CONMED Corp.	134,660	5,467
*	Apellis Pharmaceuticals Inc.	215,562	5,415
*	Myriad Genetics Inc.	871,776	5,361
*	Phreesia Inc.	293,257	4,962
*	Vir Biotechnology Inc.	742,988	4,480
*	Exelixis Inc.	98,839	4,332
*	Xencor Inc.	264,939	4,056
*	Arcutis Biotherapeutics Inc.	137,440	3,991
*	Editas Medicine Inc.	1,872,176	3,838
*	AtriCure Inc.	96,796	3,829
*	Ventyx Biosciences Inc.	409,356	3,696
*	Insulet Corp.	12,945	3,679
*	GoodRx Holdings Inc. Class A	1,264,093	3,426
*	Rocket Pharmaceuticals Inc.	938,095	3,293
*	Kiniksa Pharmaceuticals International plc	79,078	3,262
*	Puma Biotechnology Inc.	540,434	3,216
*	CareDx Inc.	163,309	3,077
*	Sotera Health Co.	172,415	3,041
*	Haemonetics Corp.	37,345	2,993
*	Enanta Pharmaceuticals Inc.	180,741	2,850
*	Mineralys Therapeutics Inc.	70,050	2,542
*	Fate Therapeutics Inc.	2,540,354	2,496
*	Pacira BioSciences Inc.	95,303	2,466
*	Viridian Therapeutics Inc.	76,569	2,383
*	Community Health Systems Inc.	737,087	2,300
*	Janux Therapeutics Inc.	166,287	2,295
*	CorVel Corp.	33,719	2,282
*	Waters Corp.	5,941	2,257
*,1	Coherus Oncology Inc.	1,584,033	2,249
*	PTC Therapeutics Inc.	28,952	2,199
*	Artivion Inc.	44,966	2,051
*	BioMarin Pharmaceutical Inc.	34,371	2,043
*	Celldex Therapeutics Inc.	72,772	1,977
*	Enovis Corp.	72,645	1,935
*	Organogenesis Holdings Inc.	334,062	1,730
*	Xeris Biopharma Holdings Inc.	220,443	1,730
	Select Medical Holdings Corp.	108,567	1,612
*	Agenus Inc.	511,809	1,607
*	Owens & Minor Inc.	427,891	1,198
*	Arcturus Therapeutics Holdings Inc.	118,011	723
*	Joint Corp.	66,951	584
			1,139,164
Industrials (17.5%)
	EMCOR Group Inc.	122,169	74,742
	SS&C Technologies Holdings Inc.	792,727	69,300
	Primoris Services Corp.	458,963	56,976
	EnerSys	386,661	56,743
	Leidos Holdings Inc.	314,335	56,706
	Allison Transmission Holdings Inc.	552,829	54,122
	Applied Industrial Technologies Inc.	206,685	53,071
*	SkyWest Inc.	526,305	52,846
	Griffon Corp.	664,254	48,922
	BWX Technologies Inc.	261,558	45,208
	Curtiss-Wright Corp.	81,408	44,878
	Comfort Systems USA Inc.	46,975	43,841
	Delta Air Lines Inc.	609,735	42,316
	Textron Inc.	420,285	36,636
	Allegion plc	224,254	35,706
*	Kirby Corp.	296,243	32,640
	Westinghouse Air Brake Technologies Corp.	152,766	32,608
	Vertiv Holdings Co. Class A	199,056	32,249
	Watts Water Technologies Inc. Class A	106,822	29,485

		Shares	Market Value ($000)
	Maximus Inc.	312,890	27,009
*	MasTec Inc.	117,856	25,618
	Mueller Water Products Inc. Class A	1,074,917	25,605
	Brady Corp. Class A	317,737	24,901
	Expeditors International of Washington Inc.	165,823	24,709
	Howmet Aerospace Inc.	117,316	24,052
	Acuity Inc.	65,663	23,641
	Donaldson Co. Inc.	261,121	23,151
*	United Airlines Holdings Inc.	204,726	22,892
	Mueller Industries Inc.	185,768	21,326
	Federal Signal Corp.	187,354	20,345
	Ryder System Inc.	105,782	20,246
*	Upwork Inc.	978,643	19,397
*	Legalzoom.com Inc.	1,872,030	18,589
*	Lyft Inc. Class A	920,825	17,836
	Tutor Perini Corp.	251,239	16,838
*	ATI Inc.	146,655	16,830
	HEICO Corp.	51,949	16,810
	Graco Inc.	203,437	16,676
	Science Applications International Corp.	156,918	15,795
	Broadridge Financial Solutions Inc.	68,625	15,315
	Korn Ferry	230,954	15,248
*	MYR Group Inc.	68,931	15,061
	Carpenter Technology Corp.	47,370	14,914
	Atkore Inc.	234,153	14,810
	Woodward Inc.	48,494	14,661
*	CoreCivic Inc.	728,873	13,929
	Sensata Technologies Holding plc	408,039	13,584
	Xylem Inc.	97,518	13,280
	JB Hunt Transport Services Inc.	66,474	12,919
	Greenbrier Cos. Inc.	272,467	12,735
*	SPX Technologies Inc.	63,263	12,656
	ESCO Technologies Inc.	58,607	11,451
	Oshkosh Corp.	90,770	11,403
*	Willdan Group Inc.	109,985	11,401
	Flowserve Corp.	157,404	10,921
	Valmont Industries Inc.	25,302	10,179
	Masco Corp.	153,063	9,713
	CH Robinson Worldwide Inc.	56,143	9,026
*	Bloom Energy Corp. Class A	102,312	8,890
*	Planet Labs PBC	445,552	8,786
*	American Superconductor Corp.	298,914	8,603
	Arcosa Inc.	70,439	7,489
	Matson Inc.	58,241	7,196
	Kennametal Inc.	249,825	7,098
	Leonardo DRS Inc.	205,841	7,017
*	Gibraltar Industries Inc.	133,900	6,620
	HNI Corp.	141,525	5,950
	UFP Industries Inc.	60,275	5,488
*	OPENLANE Inc.	183,458	5,463
	Wabash National Corp.	590,627	5,109
	UniFirst Corp.	23,664	4,565
	AZZ Inc.	42,223	4,525
*	Array Technologies Inc.	468,082	4,316
	Ennis Inc.	238,646	4,298
	MillerKnoll Inc.	234,919	4,294
	ABM Industries Inc.	98,919	4,184
	McGrath RentCorp.	32,987	3,461
	Franklin Electric Co. Inc.	35,387	3,381
	nVent Electric plc	31,960	3,259
	ICF International Inc.	36,249	3,092
	Toro Co.	36,703	2,889
	Worthington Enterprises Inc.	55,735	2,874
	Dover Corp.	14,120	2,757
	Trinity Industries Inc.	96,598	2,554
*	DNOW Inc.	192,434	2,550
*	Sunrun Inc.	136,797	2,517
*	Paylocity Holding Corp.	15,321	2,336
*	Shoals Technologies Group Inc. Class A	273,657	2,326
	Genco Shipping & Trading Ltd.	123,914	2,284

		Shares	Market Value ($000)
*	Alaska Air Group Inc.	43,377	2,182
	Pentair plc	18,985	1,977
	Tennant Co.	26,403	1,946
*	Allegiant Travel Co.	22,692	1,935
	Albany International Corp. Class A	33,176	1,682
			1,720,360
Information Technology (15.2%)
	Hewlett Packard Enterprise Co.	2,587,339	62,148
*	Cirrus Logic Inc.	481,233	57,026
	NetApp Inc.	531,385	56,906
*	MongoDB Inc.	108,417	45,502
*	Dropbox Inc. Class A	1,517,194	42,178
*	RingCentral Inc. Class A	1,394,883	40,284
*	Zebra Technologies Corp. Class A	160,937	39,079
	CDW Corp.	267,943	36,494
*	Extreme Networks Inc.	2,176,236	36,234
*	Coherent Corp.	193,988	35,804
*	Kyndryl Holdings Inc.	1,346,964	35,775
*	Manhattan Associates Inc.	205,890	35,683
*	Sandisk Corp.	148,263	35,195
	Seagate Technology Holdings plc	125,497	34,561
	Amkor Technology Inc.	838,028	33,085
*	Astera Labs Inc.	190,514	31,694
*	Zoom Communications Inc.	333,595	28,786
*	Teradata Corp.	885,693	26,960
*	Zscaler Inc.	116,394	26,179
*	Pure Storage Inc. Class A	389,070	26,072
*	Commvault Systems Inc.	190,584	23,892
*	Credo Technology Group Holding Ltd.	163,316	23,500
*	Ambarella Inc.	322,910	22,875
	Jabil Inc.	97,870	22,316
*	Fabrinet	47,404	21,582
*	Ciena Corp.	88,138	20,613
*	First Solar Inc.	78,387	20,477
*	Unity Software Inc.	459,320	20,288
*	UiPath Inc. Class A	1,214,112	19,899
*	MaxLinear Inc.	1,140,597	19,881
*	Penguin Solutions Inc.	991,127	19,386
*	Appian Corp. Class A	532,292	18,854
*	Asana Inc. Class A	1,328,558	18,215
*	Super Micro Computer Inc. (XNGS)	618,279	18,097
*	nLight Inc.	470,010	17,630
*	Okta Inc.	198,855	17,195
*	CommScope Holding Co. Inc.	891,797	16,168
*	Sanmina Corp.	105,959	15,901
*	Twilio Inc. Class A	103,585	14,734
*	HubSpot Inc.	35,986	14,441
	TD SYNNEX Corp.	95,632	14,367
*	PagerDuty Inc.	1,088,499	14,270
	VeriSign Inc.	58,233	14,148
*	Calix Inc.	260,149	13,770
*	Plexus Corp.	88,839	13,059
*	Tenable Holdings Inc.	523,376	12,315
*	Rambus Inc.	128,714	11,828
*	MACOM Technology Solutions Holdings Inc.	68,831	11,789
*	Workiva Inc.	127,579	11,004
*	Yext Inc.	1,288,316	10,384
*	Rapid7 Inc.	678,379	10,311
*	Viasat Inc.	293,406	10,111
	Teradyne Inc.	49,489	9,579
*	Ultra Clean Holdings Inc.	353,876	8,964
*	LiveRamp Holdings Inc.	297,775	8,746
*	Five9 Inc.	398,687	7,994
*	Domo Inc. Class B	868,846	7,324
*	Freshworks Inc. Class A	591,199	7,242
*	IonQ Inc.	154,610	6,937
*	Fastly Inc. Class A	670,417	6,825
*	Sprinklr Inc. Class A	785,557	6,112
	MKS Inc.	38,041	6,079

		Shares	Market Value ($000)
*	Flex Ltd.	89,037	5,380
*	Semtech Corp.	71,578	5,275
	Pegasystems Inc.	84,867	5,068
*	Samsara Inc. Class A	142,685	5,058
*	DigitalOcean Holdings Inc.	101,038	4,862
*	SolarEdge Technologies Inc.	162,047	4,675
*	AppLovin Corp. Class A	6,433	4,335
*	FormFactor Inc.	72,149	4,024
*	Evolv Technologies Holdings Inc.	543,370	3,890
*	Arlo Technologies Inc.	257,951	3,609
*	Elastic NV	47,793	3,605
*,1	Applied Digital Corp.	143,876	3,528
*	ADTRAN Holdings Inc.	384,470	3,341
*	ACM Research Inc. Class A	84,196	3,322
*	D-Wave Quantum Inc.	125,727	3,288
	Vishay Intertechnology Inc.	209,655	3,038
*	Guidewire Software Inc.	15,057	3,027
*	Ichor Holdings Ltd.	161,635	2,979
*	8x8 Inc.	1,507,087	2,969
*	Unisys Corp.	1,063,469	2,935
*	Photronics Inc.	89,417	2,861
	Skyworks Solutions Inc.	43,246	2,742
*	Pagaya Technologies Ltd. Class A	127,343	2,661
*	Cohu Inc.	112,529	2,619
	Xerox Holdings Corp.	1,069,756	2,535
	Cognex Corp.	69,878	2,514
	Benchmark Electronics Inc.	55,536	2,375
*	Braze Inc. Class A	68,363	2,344
*	Diodes Inc.	45,951	2,267
*	Axcelis Technologies Inc.	27,372	2,199
*	Rigetti Computing Inc.	98,794	2,188
*	AvePoint Inc.	154,057	2,140
*	Silicon Laboratories Inc.	15,953	2,085
	Littelfuse Inc.	7,879	1,993
*	Alpha & Omega Semiconductor Ltd.	90,024	1,783
*	Blend Labs Inc. Class A	497,871	1,513
*	Nutanix Inc. Class A	27,780	1,436
*	Insight Enterprises Inc.	16,387	1,335
			1,492,545
Materials (5.0%)
	Packaging Corp. of America	293,024	60,430
	CF Industries Holdings Inc.	592,817	45,848
	Reliance Inc.	121,866	35,203
	Mosaic Co.	1,107,106	26,670
	Crown Holdings Inc.	247,858	25,522
	Hecla Mining Co.	1,223,482	23,479
	Royal Gold Inc.	100,472	22,334
*	Century Aluminum Co.	538,053	21,081
	Element Solutions Inc.	748,358	18,701
*	O-I Glass Inc.	1,196,753	17,664
	Scotts Miracle-Gro Co.	290,307	16,939
	Balchem Corp.	102,387	15,702
	Alcoa Corp.	267,054	14,191
*	Constellium SE	727,878	13,721
	Albemarle Corp.	84,332	11,928
	AptarGroup Inc.	95,135	11,603
	Kaiser Aluminum Corp.	88,591	10,176
	Sensient Technologies Corp.	104,414	9,810
	United States Lime & Minerals Inc.	79,280	9,493
	Avery Dennison Corp.	49,995	9,093
	Greif Inc. Class A	129,523	8,769
	Louisiana-Pacific Corp.	104,750	8,460
	Sylvamo Corp.	156,187	7,520
	Huntsman Corp.	597,054	5,971
	Commercial Metals Co.	85,823	5,941
	Celanese Corp.	135,808	5,742
*	Metallus Inc.	282,836	4,853
	Materion Corp.	26,251	3,264
	Innospec Inc.	39,367	3,013

		Shares	Market Value ($000)
	Chemours Co.	209,570	2,471
	TriMas Corp.	68,754	2,437
*	Perimeter Solutions Inc.	85,160	2,344
*	Solstice Advanced Materials Inc.	47,255	2,296
	Avient Corp.	69,601	2,174
	RPM International Inc.	16,884	1,756
			486,599
Real Estate (6.8%)
*	Jones Lang LaSalle Inc.	170,084	57,228
	Brixmor Property Group Inc.	2,169,506	56,884
	First Industrial Realty Trust Inc.	950,627	54,442
	Omega Healthcare Investors Inc.	1,178,496	52,254
	Host Hotels & Resorts Inc.	2,325,598	41,233
	Invitation Homes Inc.	1,409,432	39,168
	Cousins Properties Inc.	1,385,389	35,715
*	CBRE Group Inc. Class A	211,771	34,051
	COPT Defense Properties	804,354	22,361
	Equity Residential	352,613	22,229
	Phillips Edison & Co. Inc.	497,210	17,686
	EPR Properties	354,041	17,667
	Kimco Realty Corp.	866,371	17,561
	Broadstone Net Lease Inc.	959,123	16,660
	Urban Edge Properties	867,415	16,646
	Gaming & Leisure Properties Inc.	346,515	15,486
	Xenia Hotels & Resorts Inc.	1,000,543	14,148
	Federal Realty Investment Trust	131,803	13,286
	Camden Property Trust	113,490	12,493
	Highwoods Properties Inc.	453,620	11,712
	NNN REIT Inc.	282,684	11,203
	Piedmont Realty Trust Inc.	1,022,627	8,529
*	Cushman & Wakefield Ltd.	518,313	8,391
	InvenTrust Properties Corp.	265,454	7,488
	Regency Centers Corp.	106,773	7,371
*	Zillow Group Inc. Class C	103,859	7,085
	LXP Industrial Trust	139,956	6,939
	DiamondRock Hospitality Co.	623,969	5,591
	Tanger Inc.	165,449	5,521
	Sabra Health Care REIT Inc.	288,175	5,458
	American Healthcare REIT Inc.	95,682	4,503
	RLJ Lodging Trust	506,419	3,773
	Universal Health Realty Income Trust	94,854	3,719
	Ventas Inc.	29,356	2,272
	Sunstone Hotel Investors Inc.	231,924	2,073
	CubeSmart	51,296	1,849
	Brandywine Realty Trust	390,941	1,142
			661,817
Utilities (5.1%)
	Edison International	1,165,400	69,947
	National Fuel Gas Co.	675,953	54,117
	Black Hills Corp.	732,264	50,834
	Evergy Inc.	543,806	39,421
	Avista Corp.	1,013,655	39,066
	NRG Energy Inc.	227,858	36,284
	DTE Energy Co.	264,342	34,095
	AES Corp.	2,266,069	32,496
	Portland General Electric Co.	542,015	26,011
*	Talen Energy Corp.	66,696	25,000
	CMS Energy Corp.	295,851	20,689
	Ameren Corp.	154,389	15,417
	Spire Inc.	161,912	13,390
	OGE Energy Corp.	250,634	10,702
	UGI Corp.	210,610	7,883
	Southwest Gas Holdings Inc.	84,517	6,763
	American States Water Co.	88,713	6,430
	FirstEnergy Corp.	100,053	4,479
	New Jersey Resources Corp.	74,064	3,416
			496,440
Total Common Stocks (Cost $7,806,731)			9,745,219

		Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 3.780% (Cost $55,610)	556,136	55,614
Total Investments (99.9%) (Cost $7,862,341)			9,800,833
Other Assets and Liabilities—Net (0.1%)			6,209
Net Assets (100%)			9,807,042
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,015.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $9,176 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	334	41,717	(962)
E-mini S&P 500 Index	March 2026	53	18,265	(136)
				(1,098)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.